united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 68130

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 2/29/2020

Item 1. Reports to Stockholders.

Sage ESG Intermediate Credit ETF

GUDB

February 29, 2020

Semi-Annual Report

Advised by:

Sage Advisory Services LTD Co.

5900 Southwest Parkway

Building 1

Austin, TX 78735-6202

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.SageETFs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank).

Semi-Annual Letter to Shareholders of the Sage ESG Intermediate Credit ETF (GUDB)

Since 2005 a key initiative at Sage has been to provide our clients with Responsible Investing options. As part of this ongoing and important effort we are proud to have created the first intermediate duration credit ETF that integrates and optimizes for Environmental, Social and Governance (ESG) factors. In September 2017, we launched the Sage ESG Intermediate Credit ETF (the “Fund”), for which we strive to include the most sustainable investments in this asset class with the most attractive relative returns. We would like to thank our supporters and fund investors for making this advancement possible.

Because the Fund was launched in late 2017 and is still regarded as relatively new, we would like to briefly review its core investment objective, strategy, and purpose.

Investment Objective

The Fund seeks to provide investors access to a portfolio of investment grade credit bonds issued by companies with strong fundamentals and best-in-class ESG (Environmental, Social, Governance) characteristics. The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Sage ESG Intermediate Credit Index. The Sage ESG Intermediate Credit Index is created via a systematic, rules-based approach to identify securities from the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index with optimal ESG ratings, while closely aligning duration and risk characteristics.

Principal Investment Strategy

The Fund generally seeks to invest at least 80% of its total assets in the component securities of the Sage ESG Intermediate Credit Bond Index (the “Index”). The Index consists of corporate bonds selected from the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social, and Governance (ESG) criteria developed by the Sage ESG research team and powered by Wilshire. The Sage security selection framework relies upon data received from Sustainalytics, a global leader in ESG and Corporate Governance data and research. The Index is maintained by using the Sage proprietary framework to assign each issuer of bonds in the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index an ESG score from 1 to 100. To be eligible for inclusion in the Index, an issuer must have:

●	a minimum overall ESG Score of 50;

●	rank in the Top 40% of its relevant industry peer group;

●	have a controversy score of no higher than 3 (on a scale of 0-5).

The Sage ESG Index, which uses a rules-based methodology, consists of investment grade domestic and U.S. dollar-denominated foreign credit bonds that meet the criteria described above, representing each industry sector in proportion to the sectors that make up the

3496-NLD-4/20/2020

Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index. The bonds in the Index are also consistent with the duration, maturity, and yield curve positioning in the Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index.

Fund Performance (as of 2/29/2020)

Fund Name	1M	3M	6M	1YR	Since Inception	Inception Date
Sage ESG Intermediate Credit ETF	0.92%	2.64%	2.91%	9.17%	4.46%	10/31/2017
Sage ESG Intermediate Credit Index **	0.86%	2.74%	3.15%	9.82%	5.06%	10/31/2017
Bloomberg Barclays U.S. Intermediate Credit Index ***	1.02%	2.87%	3.23%	10.08%	5.02%	10/31/2017

**	The Sage ESG Intermediate Credit Index consists of corporate bonds selected from the Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (ESG) criteria jointly developed by the adviser. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike an exchange traded fund (“ETF”), an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	The Bloomberg Barclays U.S. Intermediate Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. Investors may not invest directly in an index.

Despite the generally tumultuous environment for financial markets of the last 12 months, the Fund performed positively during this period as corporate bonds initially benefitted from an environment in which global central banks were providing monetary accommodation, the global economy was slowing, and investors piled into US fixed income despite record low yields. The general decline in interest rates and the tightening of corporate credit yield spreads during this time were positive performance factors for the Fund.

Despite the prevailing COVID-19 crisis environment, the Fund’s performance, while down, has significantly exceeded the broad fixed income market index returns. The relative outperformance of the Fund during the recent sharp market declines provided our investors a clear demonstration of the important strength and value provided by an ESG integrated approach to investing in the investment grade corporate bond market.

It is also well worth noting, the Fund maintained its High Sustainability Rating and 5 Globe Score from Morningstar. The Morningstar Sustainability Rating is a measure of how well the holdings in a portfolio are managing their environmental, social, and governance, or ESG, risks and opportunities relative to their Morningstar category peers. This system ranks all scored funds within a category by their Portfolio Sustainability Scores and divides them into 5 groups along a bell curve distribution. A fund’s rating ranges from “low” to “high” on a 1-5 scale, represented by the number of “globes” the fund receives. Morningstar Sustainability Scores are distributed as follows:

●	Top 10%, High, 5 Globes

3496-NLD-4/20/2020

●	Next 22.5%, Above Average, 4 Globes

●	Next 35%, Average, 3 Globes

●	Next 22.5%, Below Average, 2 Globes

●	Bottom 10%, Low, 1 Globe

Additionally, the Fund received a comparatively strong Morningstar Portfolio Sustainability Score of 21.89. This score ranked 2nd out 83 Funds in the fixed income category that were scored. The Morningstar Portfolio Sustainability Score is an asset-weighted average of Sustainalytics’ company-level ESG Risk Score. The Sustainalytics’ company-level ESG Risk Score measures the degree to which a company’s economic value may be at risk driven by ESG factors. Like the ESG Risk Scores, the Portfolio Sustainability Score is rendered on a 0-100 scale, where lower scores are better, using an asset-weighted average of all covered securities. To receive a Portfolio Sustainability Score, at least 67% of a portfolio’s assets under management (long positions only) must have a company ESG Risk Rating. The percentage of assets under management of the covered securities is rescaled to 100% before calculating the Portfolio Sustainability Score.

Update regarding COVID-19: Subsequent to the end of the period covered by this report, the COVID-19 situation dramatically expanded. Although the discussion of Fund performance in this letter does not include or reflect the impact of the COVID-19 market volatility, we continue to monitor the impacts as part of our management of the Fund.

Market Environment & Outlook

The first quarter will be long remembered for the alarming rise of COVID-19 into the developed world and how fears of a global pandemic turned into reality. Supply chain interruptions, border closings, and social distancing measures effectively shut down a large portion of the global economy. This resulted in equities and bond yields falling sharply as markets rapidly priced in a global recession. Amidst this, oil prices also recorded historic lows caused by Russia’s refusal to cut production, sparking a price war with Saudi Arabia. For investors, the only places to hide were cash and Treasuries. Global equities, as represented by the MSCI ACWI, fell nearly 22%, their worst quarter since the fourth quarter of 2008, with all regions and sectors seeing double-digit declines.

Fixed income markets were extremely volatile and became highly illiquid by mid-March, as selling pressure became extreme and cash needs spiked. Markets began trading more orderly into the end of the quarter after the Federal Reserve introduced aggressive, open-ended quantitative easing operations and a host of other measures, after initially cutting the Federal Funds rate to zero on March 16. The moves in credit spreads and bond yields were as pronounced as the equity market drawdowns. Ten-year U.S. Treasury yields declined from 1.9% to 0.54%, and investment grade corporate spreads started the quarter at a low of 94 basis points above comparable maturity U.S. Treasuries, peaked at 375 basis points above, and finished the quarter at 272 basis points. While the Barclays Aggregate Index returned 3.1% for the quarter, the dispersion of

3496-NLD-4/20/2020

returns was wide in fixed income markets. Long-duration U.S. Treasury total returns reached over 20% and the non-government spread sectors underperformed the broad index, with the corporate credit sector returning -3.4%. High-yield and non-core fixed income experienced deeper drawdowns, with high-yield returns at roughly -13% and emerging market bond returns ranging from -15% to -20%.

Given the events of the latter part of the first quarter, even a rough forecast of economic data will become difficult to predict in the near-term. Our base-case scenario has shifted from fragile stabilization going into 2020 to a global recession, with a large contraction in the first half of 2020 and some recovery into year-end. Broadly, this should translate to a global economy that experiences modest negative growth for 2020, down from estimates at the beginning of the year of over 3% growth. Europe and Japan will likely experience deeper contractions than the U.S. and China. This outlook makes two key assumptions: first, policy will be aggressive enough to prevent the downturn from snowballing into a longer-lasting crisis; and second, social distancing and other measures will lead to some containment of the pandemic by mid-summer.

While a timeline to containment remains the great unknown to the current outlook, the policy response so far appears committed to fulfilling the first assumption. On the monetary policy front, the Fed has led the charge globally, initiating an open-ended QE operation and setting up a host of programs to support various types of assets and facilitate lending and liquidity. Fiscal policy globally also appears to recognize the magnitude of the crisis we face, with all major economies approving or near to approving stimulus packages that surpass anything that was implemented in the aftermath of the 2008 global financial crisis. Given the economic outlook and policy thrust, we expect rates to stay exceedingly low and corporate yield spreads to be well above recent averages for the quarter. As such, safety and liquidity remain our current mindset, but given the reset in spread sector valuations and limited carry in U.S. Treasuries and other high-quality markets, we believe returns over the coming quarters will be driven more by credit yield spread tightening and security selection opportunities.

We believe that, given the macro-economic and credit sector trends in conjunction with the risk mitigation values offered by our ESG integrative investment management approach, the Fund has the ability to continue to provide competitive relative performance. This is expected to be achieved by the Fund’s continued focus on investing in companies with strong balance sheets, adequate liquidity, dominant market positions, product pricing power, and strong sustainable business practices.

Sincerely,

Sage Advisory Services, Ltd. Co.

3496-NLD-4/20/2020

© 2020 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3496-NLD-4/20/2020

Sage ESG Intermediate Credit ETF
PORTFOLIO REVIEW (Unaudited)
February 29, 2020

The Fund’s performance figures* for the periods ended February 29, 2020, compared to its benchmarks:

		One Year	Since Inception (a)
	Six Months	(Annualized)	(Annualized)
Sage ESG Intermediate Credit ETF	2.91%	9.17%	4.46%
Sage ESG Intermediate Credit ETF - Market Price	2.65%	9.20%	4.40%
Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index **	3.23%	10.08%	5.02%
Sage ESG Credit Bonds Index ***	3.15%	9.82%	5.06%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Performance data current to the most recent month end may be obtained by visiting www.sageETFs.com. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of the Fund’s average net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. Please review the Fund’s most recent prospectus for more detail on the fee waiver and espense reimbursements. The Fund’s total annual operating expenses (gross) are 1.29% per the most recent prospectus.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing registered investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The Bloomberg Barclays Capital U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. Investors may not invest directly in an index.

***	The Sage ESG Credit Bonds Index consists of corporate bonds selected from the Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (“ESG”) criteria jointly developed by the adviser and Sustainalytics. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike an exchange traded fund (“ETF”), an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

(a)	Inception date is October 31, 2017.

Sectors	Percentage of Net Assets
Banks	18.4%
Electric	9.4%
Multi-National	8.1%
Pharmaceuticals	7.2%
Healthcare-Products	5.0%
Telecommunications	5.0%
Media	4.6%
Pipelines	3.7%
Biotechnology	3.3%
Semiconductors	3.3%
Other Assets Less Liabilities	32.0%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 98.1%
	AEROSPACE & DEFENSE - 1.1%
$186,000	Northrop Grumman Corp.	3.2500	1/15/2028	$200,850

	AIRLINES - 2.2%
192,000	Delta Air Lines, Inc.	3.4000	4/19/2021	195,603
186,000	Delta Air Lines, Inc.	4.3750	4/19/2028	197,195
				392,798
	AUTO MANUFACTURERS - 0.5%
88,000	American Honda Finance Corp.	1.9500	5/20/2022	89,011

	BANKS - 18.4%
194,000	Bank of America Corp.	3.5000	4/19/2026	212,123
5,000	Bank of America Corp., Quarterly US LIBOR +0.7800% *	3.5500	3/5/2024	5,264
209,000	Bank of America Corp.	4.0000	1/22/2025	228,149
177,000	Bank of America Corp.	4.4500	3/3/2026	199,807
205,000	Bank of New York Mellon Corp.	3.0000	10/30/2028	218,684
202,000	Bank of Nova Scotia	4.5000	12/16/2025	228,431
88,000	Goldman Sachs Group, Inc.	2.6000	12/27/2020	88,219
88,000	JP Morgan & Chase Co.	2.2950	8/15/2021	88,216
187,000	Morgan Stanley & Co.	2.5000	4/21/2021	189,053
198,000	Morgan Stanley & Co.	2.6250	11/17/2021	201,554
144,000	Morgan Stanley & Co.	3.1250	1/23/2023	150,437
182,000	Morgan Stanley & Co.	3.9500	4/23/2027	199,716
210,000	PNC Financial Services Group, Inc.	3.1500	5/19/2027	224,575
178,000	Royal Bank of Canada	3.7000	10/5/2023	191,405
218,000	State Street Corp.	1.9500	5/19/2021	219,640
206,000	State Street Corp.	2.6500	5/19/2026	217,141
210,000	State Street Corp.	3.5500	8/15/2025	231,492
220,000	Toronto-Dominion Bank	1.9000	12/1/2022	223,467
				3,317,373
	BEVERAGES - 1.7%
85,000	Coca-Cola Co.	2.9000	5/25/2027	93,036
215,000	PepsiCo, Inc.	3.1000	7/17/2022	223,433
				316,469
	BIOTECHNOLOGY - 3.3%
190,000	Biogen, Inc.	3.6250	9/15/2022	200,593
183,000	Gilead Sciences, Inc.	3.2500	9/1/2022	191,063
194,000	Gilead Sciences, Inc.	3.6500	3/1/2026	213,507
				605,163
	COMMERCIAL SERVICES - 2.5%
207,000	Automatic Data Processing, Inc.	3.3750	9/15/2025	228,354
210,000	IHS Markit Ltd.	4.1250	8/1/2023	224,935
				453,289

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.1%
	COMPUTERS - 1.6%
$84,000	Apple, Inc.	3.0000	11/13/2027	$91,078
186,000	Hewlett Packard Enterprise Co.	4.4000	10/15/2022	198,378
				289,456
	ELECTRIC - 9.4%
219,000	Consolidated Edison, inc.	2.0000	5/15/2021	220,778
88,000	DTE Energy Co.	2.2500	11/1/2022	89,411
196,000	DTE Energy Co.	3.8000	3/15/2027	213,954
220,000	Edison International	4.1250	3/15/2028	240,277
200,000	Exelon Corp.	3.4970	6/1/2022	207,567
196,000	Exelon Generation Co. LLC	3.4000	3/15/2022	202,140
212,000	NSTAR Electric Co.	3.2000	5/15/2027	230,565
202,000	PSEG Power LLC	3.0000	6/15/2021	205,817
85,000	Xcel Energy, Inc.	3.3000	6/1/2025	90,987
				1,701,496
	ELECTRONICS - 1.2%
195,000	Flex Ltd.	4.7500	6/15/2025	215,700

	ENVIRONMENTAL CONTROL - 2.5%
218,000	Waste Management, Inc.	2.4000	5/15/2023	224,133
215,000	Waste Management, Inc.	2.9500	6/15/2024	227,116
				451,249
	FOOD - 1.2%
203,000	McCormick & Co., Inc.	3.1500	8/15/2024	216,492

	HEALTHCARE-PRODUCTS - 5.0%
193,000	Abbott Laboratories	3.4000	11/30/2023	206,417
132,000	DH Europe Finance II	2.2000	11/15/2024	135,877
149,000	DH Europe Finance II	2.6000	11/15/2029	155,280
191,000	Medtronic, Inc.	3.1500	3/15/2022	198,173
196,000	Medtronic, Inc.	3.5000	3/15/2025	215,127
				910,874
	HEALTHCARE-SERVICES - 1.1%
182,000	UnitedHealth Group, Inc.	3.3500	7/15/2022	190,111

	HOUSEHOLD PRODUCTS/WARES - 1.2%
189,000	Kimberly-Clark Corp.	3.9500	11/1/2028	219,055

	LODGING - 2.6%
220,000	Las Vegas Sands Corp.	3.2000	8/8/2024	228,219
220,000	Las Vegas Sands Corp.	3.9000	8/8/2029	234,808
				463,027
	MACHINERY - 2.5%
210,000	CNH Industrial Capital LLC	4.2000	1/15/2024	229,212
210,000	CNH Industrial NV	4.5000	8/15/2023	228,767
				457,979

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.1%
	MEDIA - 4.6%
$197,000	Comcast Corp.	3.0000	2/1/2024	$208,201
213,000	Comcast Corp.	3.3000	2/1/2027	231,788
168,000	Comcast Corp.	3.7000	4/15/2024	182,591
181,000	Comcast Corp.	4.1500	10/15/2028	210,092
				832,672
	MINING - 1.1%
193,000	Newmont Goldcorp Corp.	3.7000	3/15/2023	205,130

	MULTI-NATIONAL - 8.1%
130,000	Asian Development Bank	1.7500	6/8/2021	131,077
156,000	Asian Development Bank	2.0000	4/24/2026	164,444
207,000	Asian Development Bank	2.6250	1/12/2027	227,969
90,000	European Investment Bank	2.3750	5/24/2027	98,029
201,000	Inter-American Development Bank	2.1250	1/18/2022	205,300
225,000	International Bank for Reconstruction & Development	1.3750	5/24/2021	225,895
200,000	International Bank for Reconstruction & Development	1.6250	3/9/2021	201,140
205,000	International Bank for Reconstruction & Development	1.7500	4/19/2023	210,117
				1,463,971
	OIL & GAS - 3.1%
172,000	ConocoPhillips Co.	4.9500	3/15/2026	201,246
207,000	EQT Corp.	3.0000	10/1/2022	173,104
88,000	Shell International Finance BV	1.8750	5/10/2021	88,396
79,000	Shell International Finance BV	3.8750	11/13/2028	89,602
				552,348
	PHARMACEUTICALS - 7.2%
209,000	Allergan Funding SCS	3.8000	3/15/2025	228,542
205,000	CVS Health Corp.	2.1250	6/1/2021	206,235
212,000	CVS Health Corp.	2.8750	6/1/2026	220,072
213,000	CVS Health Corp.	3.5000	7/20/2022	221,306
200,000	Pfizer, Inc.	1.9500	6/3/2021	201,972
210,000	Pfizer, Inc.	3.0000	12/15/2026	228,859
				1,306,986
	PIPELINES - 3.7%
220,000	ONEOK, Inc.	2.7500	9/1/2024	226,860
205,000	ONEOK, Inc.	3.4000	9/1/2029	212,482
205,000	ONEOK, Inc.	4.5500	7/15/2028	229,774
				669,116
	SEMICONDUCTORS - 3.3%
121,000	Intel Corp.	1.7000	5/19/2021	121,777
182,000	Intel Corp.	2.4500	11/15/2029	189,500
182,000	Intel Corp.	3.1000	7/29/2022	190,091
84,000	QUALCOMM, Inc.	3.2500	5/20/2027	90,611
				591,979
	SOFTWARE - 1.9%
201,000	Oracle Corp.	2.4000	9/15/2023	207,567
201,000	Vmware, Inc.	3.9000	8/21/2027	129,246
				336,813

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS (Continued) - 98.1%
	TELECOMMUNICATIONS - 5.0%
$86,000	AT&T, Inc.	4.6000	2/15/2021	$87,664
168,000	Cisco Systems, Inc.	1.8500	9/20/2021	169,244
214,000	Cisco Systems, Inc.	3.0000	6/15/2022	223,088
181,000	Vodafone Group PLC	3.7500	1/16/2024	194,727
192,000	Vodafone Group PLC	4.3750	5/30/2028	220,760
				895,483
	TOYS/HOBBIES - 1.0%
88,000	Hasbro, Inc.	3.0000	11/19/2024	92,378
87,000	Hasbro, Inc.	3.5500	11/19/2026	91,336
				183,714
	TRANSPORTATION - 1.1%
200,000	United Parcel Service, Inc.	2.5000	4/1/2023	207,100

	TOTAL BONDS (Cost $17,070,050)			17,735,704

	TOTAL INVESTMENTS - 98.1% (Cost $17,070,050)			$17,735,704
	OTHER ASSETS LESS LIABILITIES - 1.9%			334,741
	NET ASSETS - 100.0%			$18,070,445

LLC - Limited Liability Company

PLC - Public Limited Company

*	Variable rate, rate shown represents the rate at February 29, 2020.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 29, 2020

ASSETS
Investment securities:
At cost	$17,070,050
At fair value	$17,735,704
Cash	204,167
Dividends and interest receivable	148,294
Receivable due from Advisor (a)	9,404
Prepaid expenses	14,509
TOTAL ASSETS	18,112,078

LIABILITIES
Accrued other fees payable	26,976
Payable to related parties	14,657
TOTAL LIABILITIES	41,633
NET ASSETS	$18,070,445

Net Assets Consist Of:
Paid in capital	$17,342,523
Accumulated earnings	727,922
NET ASSETS	$18,070,445

Net Asset Value Per Share:
Shares:
Net Assets	$18,070,445
Shares of beneficial interest outstanding (b)	350,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$51.63

(a)	See footnote 4.

(b)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 29, 2020

INVESTMENT INCOME
Interest	$244,590
TOTAL INVESTMENT INCOME	244,590

EXPENSES
Investment advisory fees	17,763
Administrative services fees	20,527
Professional fees	17,204
Compliance officer fees	12,871
Accounting services fees	8,976
Custodian fees	8,357
Transfer agent fees	7,235
Printing and postage expenses	5,984
Trustees’ fees and expenses	5,485
Insurance expense	364
Other expenses	3,243
TOTAL EXPENSES	108,009
Less: Fees waived and expenses reimbursed by the Advisor	(76,923)
NET EXPENSES	31,086

NET INVESTMENT INCOME	213,504

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	261,610
Net change in unrealized appreciation on investments	39,955
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	301,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$515,069

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
	(Unaudited)
FROM OPERATIONS
Net investment income	$213,504	$442,692
Net realized gain from investments	261,610	102,998
Net change in unrealized appreciation on investments	39,955	779,351
Net increase in net assets resulting from operations	515,069	1,325,041

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(403,445)	(447,165)
Net decrease in net assets from distributions to shareholders	(403,445)	(447,165)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	—	2,487,333
Net increase in net assets from shares of beneficial interest	—	2,487,333

TOTAL INCREASE IN NET ASSETS	111,624	3,365,209

NET ASSETS
Beginning of Period	17,958,821	14,593,612
End of Period	$18,070,445	$17,958,821

SHARE ACTIVITY
Shares Sold	—	50,000
Net increase from share activity	—	50,000

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	February 29, 2020		August 31, 2019	August 31, 2018 (a)
	(Unaudited)
Net asset value, beginning of period	$51.31		$48.65	$50.00
Activity from investment operations:
Net investment income (b)	0.61		1.40	1.01
Net realized and unrealized gain (loss) on investments	0.86		2.67	(1.46)
Total from investment operations	1.47		4.07	(0.45)
Less distributions from:
Net investment income	(0.61)		(1.41)	(0.90)
Net realized gains	(0.54)		—	—
Total distributions	(1.15)		(1.41)	(0.90)
Net asset value, end of period	$51.63		$51.31	$48.65
Market price, end of period	$51.56		$51.38	$48.63
Total return (c)(d)	2.93	% (g)	8.54%	(0.78)%
Market Price Total return (c)(d)	2.65%		8.73%	(0.92)%
Net assets, end of period (000s)	$18,070		$17,959	$14,594
Ratio of gross expenses to average net assets (e)(f)	1.22%		1.29%	1.93%
Ratio of net expenses to average net assets (e)	0.35%		0.35%	0.35%
Ratio of net investment income to average net assets (e)	2.40%		2.84%	2.46%
Portfolio Turnover Rate (c)	63%		69%	65%

(a)	The Sage ESG Intermediate Credit ETF commenced operations on October 31, 2017.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Not annualized for periods less than one year.

(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(e)	Annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 29, 2020

(1)	ORGANIZATION

The Sage ESG Intermediate Credit ETF (the “Fund”), is a diversified series of Northern Lights Fund Trust IV, a Delaware statutory trust organized on June 2, 2015 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund commenced operations on October 31, 2017. The Fund is an actively managed exchange traded fund (“ETF”). The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Sage ESG Intermediate Credit Index.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Other than U.S. Treasury Bills, short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2020

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies (other than those that are exchange-traded). Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds	$—	$17,735,704	$—	$17,735,704
Total	$—	$17,735,704	$—	$17,735,704

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax years August 31, 2018 and August 31, 2019 or expected to be taken in the Fund’s August 31, 2020 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2020

(3)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended February 29, 2020 amounted to $10,817,212 and $10,966,276, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sage Advisory Services LTD Co. serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fee at an annual rate of 0.20% of its average daily net assets. For the six months ended February 29, 2020, the Adviser earned $17,763 in investment management fees.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This Agreement may be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.

For the six months ended February 29, 2020, the Adviser waived fees and reimbursed expenses in the amount of $76,923.

As of August 31, 2019, the total amount of expense reimbursement subject to recapture is $289,633, of which $142,906 is subject to recapture through August 31, 2021 and $146,727 is subject to recapture through August 31, 2022, pursuant to the Waiver Agreement.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Adviser (as a part of the unitary fee) pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

BluGiant, LLC (“BluGiant”), Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser (as a part of the unitary fee).

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser (as a part of the unitary fee).

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2020

Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades, which is payable to the Custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in -lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for Cash
Fee for In-Kind and Cash Purchases	Purchases*
$500	0.40%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(6)	FUND RISKS

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on NYSE Arca, Inc. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Index Risk – Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process. Since the LIBOR scandal came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund.

Sage ESG Intermediate Credit ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2020

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,067,985 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation:	$697,152
Gross unrealized depreciation:	(29,433)
Net unrealized appreciation:	$667,719

The tax character of distributions paid during the fiscal periods ended August 31, 2019 and August 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2019	August 31, 2018
Ordinary Income	$447,165	$199,290
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$447,165	$199,290

As of August 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$16,885	$—	$—	$(28,351)	$—	$627,764	$616,298

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation from investments is primarily attributable to adjustments for perpetual bonds.

At August 31, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$28,351	$—	$28,351	$—

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Approval of the Investment Advisor Agreement– Sage ESG Intermediate Credit ETF (“Sage ESG ETF)- Sage Advisory Services, LTD Co. (“SAS”)

In connection with the meeting of the Board of Trustees (the “Board” or “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on July 18, 2019, the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “SAS Advisory Agreement”) between Sage Advisory Services, LTD Co. (“SAS”) and the Trust, with respect to Sage ESG ETF (the “Fund”). In considering the approval of the SAS Advisory Agreement, the Trustees received materials specifically relating to the SAS Advisory Agreement.

The Trustees reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the SAS Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the SAS Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the SAS Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the Adviser has approximately $13.3 billion in assets under management and has been in operation since 1996 and the firm’s experience with managing taxable fixed income securities. The Board noted the uniqueness of the investment strategies and time and research put into constructing and maintaining the index. The Board further noted that the management team was comprised of individuals having extensive industry and compliance experience and noted the management team’s commitment to ESG focused investing. The Board concluded that SAS was expected to continue to provide high quality service to Sage ESG ETF and its shareholders.

Performance. The Trustees considered the Fund’s performance over the one year and since inception periods and the Trustees noted it underperformed its Morningstar category median and its Broadridge peer group median for both periods was within the peer group range. The Trustees noted that the funds included in the peer group and Morningstar category have portfolios that consist of securities with longer duration which would impact the comparison amongst fund returns. In addition, the Trustees recognized the limitations of evaluating the performance of an ETF with a short track record. The Trustees concluded that the performance obtained by SAS for Sage ESG ETF was satisfactory.

Fees and Expenses. The Trustees noted that SAS advisory fee of 0.20% was in line with the Broadridge peer group median and average and higher than the average fee charged by funds in its Morningstar category average. The Trustees discussed the Fund’s 0.35% net expense ratio, which was higher than both the peer group and Morningstar category averages of 0.24% and 0.14%, respectively, but well below the Morningstar category high of 0.62%. The Trustees consider the fact that on an absolute basis, the advisory fee and total expense ratio was low, especially for a registered fund of its size. Given these considerations, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis and financial information provided by SAS. The Trustees found that SAS managing the Fund at a loss. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from Sage Advisory’s relationship with the Fund was not an issue at this time.

Economies of Scale. The Trustees noted that the Fund’s growth had not been at a rate that would allow SAS to realize economics of scale. The Trustees concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the SAS Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee was not unreasonable and that renewal of the SAS Advisory Agreement was in the best interests of the shareholders of Sage ESG ETF.

At a meeting of the Board of Trustees held on January 14, 2020, the investment advisory agreement between the Fund and Adviser was considered pursuant to Section 15(c) of the 1940 Act because of a proposed change in the investment objective of the Fund; however, the Fund subsequently did not change its investment objective.

Sage ESG Intermediate Credit ETF
EXPENSE EXAMPLES (Unaudited)
February 29, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 30, 2019 to February 29, 2020 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During the Period	During the Period
Actual	9/1/19	2/29/20	9/1/19 – 2/29/20*	9/1/19 – 2/29/20
	$1,000.00	$1,029.30	$1.77	0.35%

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During the Period	During the Period
(5% return before expenses)	9/1/19	2/29/20	9/1/19 – 2/29/20*	9/1/19 – 2/29/20
	$1,000.00	$1,023.12	$1.76	0.35%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-724-3911 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-724-3911.

Adviser
Sage Advisory Services LTD Co.
5900 Southwest Parkway
Building 1
Austin, TX 78735-6202

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)        A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/7/20

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/7/20